Redeemable noncontrolling interest (Tables)	12 Months Ended
Dec. 31, 2020
Redeemable Noncontrolling Interest [Abstract]
Schedule of redeemable noncontrolling interest
Amount (in thousands)
Redeemable Noncontrolling Interest as of December 31, 2019	$6,930
Contribution from noncontrolling interest	1,143
Net income attributable to redeemable noncontrolling interest	283
Accretion to redeemable noncontrolling interest to redemption value	36,719
Reverse recapitalization transaction	(45,075)
Redeemable Noncontrolling Interest as of December 31, 2020	$-

Amount (in thousands)
Contribution from UMB on April 15, 2019	$6,000
Changes to attribution of net assets to noncontrolling interest	(1,053)
Net income attributable to redeemable noncontrolling interest	731
Accretion to redeemable noncontrolling interest to redemption value	1,252
Redeemable Noncontrolling Interest as of December 31, 2019	$6,930